Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
	Mar. 31, 2016 USD ($) Segment Contract Derivative shares	Mar. 31, 2015 USD ($) Derivative shares	Mar. 31, 2014 USD ($) shares	Mar. 31, 2013 USD ($)
Significant Accounting Policies [Line Items]
Percentage of shares having economic rights owned by Sun	3.125%
Percentage of shares having voting rights owned by Sun	50.00%
Bank deposits average interest rate	1.17%	0.93%
Marketable securities owned or sold	$ 0	$ 0	$ 0
Number of operating segments | Segment	1
Unrecognized tax benefits	$ 22,093,000	8,966,000	6,858,000	$ 6,634,000
Acquired intangible assets weighted-average useful life	14 years
Weighted average amortization period	14 years
Debt issuance costs	$ 0	193,000
Long-lived assets impairment loss	$ 2,042,000	90,000	47,000
Treasury shares reissued | shares	0
Grants earned	$ 0	0	0
Advertising expenses	15,504,000	8,370,000	9,787,000
Shipping and handling costs	$ 11,540,000	$ 10,900,000	$ 10,800,000
Number of options granted | shares	0	0	0
Amounts outstanding under borrowing arrangements	$ 0	$ 5,888,000
Number of currency contracts outstanding | Contract	0
Number of interest rate contracts outstanding | Contract	0
Number of derivative instruments | Derivative	0
Not Designated as Hedging Instrument [Member]
Significant Accounting Policies [Line Items]
Number of derivative instruments | Derivative	0	0
Trade Accounts Receivable [Member]
Significant Accounting Policies [Line Items]
Number of customers	Three
Trade Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Significant Accounting Policies [Line Items]
Percentage of customers represent trade accounts receivable	39.60%
Trade Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer Two [Member]
Significant Accounting Policies [Line Items]
Percentage of customers represent trade accounts receivable	21.60%
Trade Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer Three [Member]
Significant Accounting Policies [Line Items]
Percentage of customers represent trade accounts receivable	12.70%
Software and Software Development Costs [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives	3 years
Capitalized software cost	$ 4,500,000	$ 4,510,000
Minimum [Member]
Significant Accounting Policies [Line Items]
Lease period	2018
Lease agreements for an additional period	49 years
Tax benefit percentage	50.00%
Minimum [Member] | Leasehold Improvements [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives	5 years
Maximum [Member]
Significant Accounting Policies [Line Items]
Lease period	2060
Lease agreements for an additional period	98 years
Maximum [Member] | Leasehold Improvements [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives	10 years